PGIM S&P 500 Buffer 20 ETF - April Annual Fund Operating Expenses - PGIM S&P 500 Buffer 20 ETF - April - No Share Class	Nov. 02, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%